Prepaid Expenses And Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Other receivables from third parties	¥ 55,506,906	$ 7,973,068	¥ 189,896
Interest receivables	15,348,204	2,204,632	9,050,640
Prepaid expenses	12,018,847	1,726,399	17,471,073
Telematics devices and vehicles	6,790,158	975,345	4,400,164
Deposits held by third-parties	5,737,012	824,070	5,148,522
Loan to suppliers	3,415,680	490,632	3,688,847
Others	18,628,475	2,675,813	21,323,376
Total	¥ 117,445,282	$ 16,869,959	¥ 61,272,518